Document and Entity Information	Dec. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 30, 2020
Entity Registrant Name	Colony Credit Real Estate, Inc.
Entity Central Index Key	0001717547
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38377
Entity Tax Identification Number	38-4046290
Entity Address, Address Line One	515 S. Flower Street
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	310
Local Phone Number	282-8820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	CLNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false